Income Taxes - Schedule of Income Tax Provision Reconciliation (Details) - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	21.00%	21.00%
Computed income tax provision at federal statutory rate	$ 729	$ (2,350)
State income tax	265	5,415
State tax rate change	549	0
Entertainment disallowance	20	4
Valuation allowance	0	12,460
Other	(41)	32
Provision for income taxes	$ 1,522	$ 15,561	$ 1,646